Subsequent Events (Details) R$ in Millions, $ in Millions	Apr. 01, 2025 shares	Mar. 18, 2025 BRL (R$)	Jan. 13, 2025 BRL (R$)	Jan. 13, 2025 USD ($)
Subsequent Event [Member]
Subsequent Events [Line Items]
Funding borrowings in foreign currency			R$ 608	$ 100
Maturity date			3 years	3 years
Exchange rate fluctuations with a cost per year			1.22%	1.22%
Major ordinary share transactions [member]
Subsequent Events [Line Items]
Capital contribution in the amount | R$		R$ 184
Shares outstanding percentage	0.59%
Major ordinary share transactions [member] | Common Shares [Member]
Subsequent Events [Line Items]
Common shares | shares	8,000,100